Note 11 - Long-term Debt	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Long-term Debt [Text Block]
11.	Long-term debt

	December 31, 2017	December 31, 2016

Revolving credit facility	$246,411	$259,081
Capital leases maturing at various dates through 2021	1,991	1,868
Other long-term debt maturing at various dates up to 2020	1,491	1,549
	249,893	262,498
Less: current portion	2,426	1,961

Long-term debt - non-current	$247,467	$260,537

On
January 18, 2017,
the Company entered into an amended and restated credit agreement with a syndicate of banks to provide a multi-currency revolving credit facility (the “Facility”) of
$700,000.
The Facility has a
5
-year term ending
January 18, 2022
and bears interest floating reference rates plus an applicable margin of
1.50%
to
2.75%,
depending on certain leverage ratios. The weighted average interest rate on the Facility for
2017
was
2.9%
(
2016
-
2.4%
). The Facility had
$444,711
of available un-drawn credit as at
December 31, 2017.
As of
December 31, 2017,
letters of credit in the amount of
$10,307
were outstanding (
$12,073
as at
December 31, 2016).
The Facility requires a commitment fee of
0.30%
to
0.55%
of the unused portion, depending on certain leverage ratios. At any time during the term, the Company has the right to increase the Facility by up to
$150,000
on the same terms and conditions as the original Facility.

The Company is required to maintain financial covenants including leverage and interest coverage. The Company was in compliance with these covenants as of
December 31, 2017.
The Company is limited from undertaking certain mergers, acquisitions and dispositions without prior approval.

The effective interest rate on the Company’s long-term debt for the year ended
December 31, 2017
was
3.1%
(
2016
-
2.8%
). The estimated aggregate amount of principal repayments on long-term debt required in each of the next five
years ending
December 31
and thereafter to meet the retirement provisions are as follows:

2018	$2,426
2019	900
2020	142
2021	14
2022 and thereafter	246,411